Consolidated Statements of Financial Position	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Non-current assets
Property, plant and equipment	€ 193,474	€ 108,098
Right of use assets	432,965	243,251
Deferred tax assets	259,803	172,053
Current assets
Receivables	382,468	700,079
Other current assets	4,626,844	1,513,452
Cash and cash equivalents	161,837,429	209,353,132
Total assets	167,732,983	212,090,065
Equity
Share capital	4,057,976	3,978,227
Share premium	289,177,197	278,742,900
Other reserves	20,169,459	9,774,416
Currency translation reserve	43,290	25,928
Accumulated loss	(164,188,892)	(87,568,401)
Total equity	149,259,030	204,953,070
Long term liabilities
Non-current lease liability	249,418	150,752
Current liabilities
Trade and other payables	6,685,080	2,490,572
Accrued liabilities	10,890,749	4,270,082
Current lease liability	187,404	99,432
Current tax payable	461,302	126,157
Total liabilities	18,473,953	7,136,995
Total equity and liabilities	€ 167,732,983	€ 212,090,065